Employee Benefits Obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Fair value Of Plan Assets	$ 28.5	$ 30.7
Weighted average duration of defined benefit obligation	15 years
Percentage Of Increase In Actuarial Assumption	0.50%	0.50%
Percentage Of Decrease In Actuarial Assumption	0.50%	0.50%
Europe [Member]
Disclosure of defined benefit plans [line items]
Percentage Of Liability Asset Of Defined Benefit Plans Contributions	97.00%	98.00%
Asia [Member]
Disclosure of defined benefit plans [line items]
Percentage Of Liability Asset Of Defined Benefit Plans Contributions	3.00%	2.00%
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage Of Increase In Actuarial Assumption	0.50%	0.50%
Percentage Of Decrease In Actuarial Assumption	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage Of Increase In Actuarial Assumption	0.50%	0.50%
Percentage Of Decrease In Actuarial Assumption	0.50%	0.50%